Nature of Operations and Going Concern (Details) (USD $)	Apr. 30, 2013
Nature Of Operations And Going Concern Details [Abstract]
Current assets (including cash of $3,200)	$ 3,200
Intangible assets
Liabilities assumed
Net purchase price	$ 3,200